REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302






                                                                   March 1, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


     Re:  Daily Tax Free Income Fund, Inc.
          File Nos. 2-78513; 811-3522; CIK: 0000704480

Ladies and Gentlemen:

     On behalf of Daily Tax Free Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2007.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.


                                                    Very truly yours,



                                                Daily Tax Free Income Fund, Inc.


                                                    /s/ Rosanne Holtzer
                                                    ------------------------
                                                    By: Rosanne Holtzer
                                                    Secretary